WILSHIRE VARIABLE INSURANCE TRUST
(THE “TRUST”)

Wilshire 2015 ETF Fund
(formerly 2015 Moderate Fund)
Wilshire 2025 ETF Fund
(formerly 2025 Moderate Fund)
Wilshire 2035 ETF Fund
(formerly 2035 Moderate Fund)

SUPPLEMENT DATED SEPTEMBER 7, 2010 TO THE PROSPECTUS OF THE TRUST DATED MAY 1, 2010.

This Supplement information replaces and supersedes any contrary information contained in the Prospectus.

Effective August 31, 2010, Victor S. Zhang and James St. Aubin replaced Alex Kaye as the portfolio managers of the Wilshire 2015 ETF Fund, Wilshire 2025 ETF Fund and Wilshire 2035 ETF Fund (the “Funds”).  As a result of this change, all references to Mr. Kaye in the Prospectus are deleted.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “FUND SUMMARIES” AND THE SUB-HEADING “ADVISER AND PORTFOLIO MANAGER” ON PAGE 7 OF THE PROSPECTUS:

Wilshire Associates Incorporated

Victor S. Zhang, Managing Director of Wilshire Associates Incorporated and Head of Investments for Wilshire Funds Management, serves as a portfolio manager for the 2015 ETF Fund.  He’s been a portfolio manager since August 31, 2010.

James St. Aubin, Vice President and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager of the 2015 ETF Fund.  He’s been a portfolio manager of the Fund since August 31, 2010.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “FUND SUMMARIES” AND THE SUB-HEADING “ADVISER AND PORTFOLIO MANAGER” ON PAGE 13 OF THE PROSPECTUS:

Wilshire Associates Incorporated

Victor S. Zhang, Managing Director of Wilshire Associates Incorporated and Head of Investments for Wilshire Funds Management, serves as a portfolio manager for the 2025 ETF Fund.  He’s been a portfolio manager since August 31, 2010.

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James St. Aubin, Vice President and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager of the 2025 ETF Fund.  He’s been a portfolio manager of the Fund since August 31, 2010.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “FUND SUMMARIES” AND THE SUB-HEADING “ADVISER AND PORTFOLIO MANAGER” ON PAGE 19 OF THE PROSPECTUS:

Wilshire Associates Incorporated

Victor S. Zhang, Managing Director of Wilshire Associates Incorporated and Head of Investments for Wilshire Funds Management, serves as a portfolio manager for the 2035 ETF Fund.  He’s been a portfolio manager since August 31, 2010.

James St. Aubin, Vice President and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager of the 2035 ETF Fund.  He’s been a portfolio manager of the Fund since August 31, 2010.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “MANAGEMENT” ON PAGE 25 OF THE PROSPECTUS:

MANAGEMENT

Victor S. Zhang serves as a portfolio manager of the Funds. Mr. Zhang is Managing Director of Wilshire Associates Incorporated and Head of Investments for Wilshire Funds Management.  In addition, Mr. Zhang serves as Vice President to the Funds.

Prior to joining Wilshire Associates Incorporated in January 2006, Mr. Zhang was director of investments with Harris myCFO Investment Advisory Services, LLC, an affiliate of Bank of Montréal, where he was responsible for overseeing investment decisions including asset allocation, manager research, portfolio structuring, and implementation since 2001.  From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young’s Investment Advisory Services in Los Angeles. He holds a bachelor’s degree in Business Economics from the University of California, Los Angeles.

James St. Aubin serves as a portfolio manager of the Funds. Mr. Aubin is Vice President and Portfolio Manager of Wilshire Associates Incorporated and serves as Vice President to the Funds.

Prior to joining Wilshire Associates Incorporated in 2008, Mr. St. Aubin was Senior Consultant (2007-2008) and Consultant (2005-2007) at Morningstar Inc./Ibbotson Associates. He holds a bachelor’s degree from DePaul University and is a Chartered Financial Analyst.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

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WILSHIRE VARIABLE INSURANCE TRUST
(THE “TRUST”)

Wilshire 2015 ETF Fund
(formerly 2015 Moderate Fund)
Wilshire 2025 ETF Fund
(formerly 2025 Moderate Fund)
Wilshire 2035 ETF Fund
(formerly 2035 Moderate Fund)

SUPPLEMENT DATED SEPTEMBER 7, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST DATED MAY 1, 2010

This Supplement information replaces and supersedes any contrary information contained in the Statement of Additional Information.

Effective August 31, 2010, Victor S. Zhang and James St. Aubin replaced Alex Kaye as portfolio managers of the Wilshire 2015 ETF Fund, Wilshire 2025 ETF Fund and Wilshire 2035 ETF Fund (the “Target Maturity Funds”). As a result of this change, all references to Mr. Kaye in the Statement of Additional Information are deleted.

THIS FOLLOWING INFORMATION REPLACES INFORMATION FOUND ON PAGE 62 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AGREEMENTS” AND THE SUB-HEADING “SUBADVISERS”:

Wilshire Associates Incorporated - Target Maturity Funds

The Target Maturity Funds are managed by Victor S. Zhang and James St. Aubin.  As of August 31, 2010, Messrs. Zhang and St. Aubin managed the following accounts:

Victor S. Zhang and James St. Aubin
Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (in millions)
Registered Investment Companies	12	$1,371	0	$0
Other Pooled Investment Vehicles	13	$3,013	0	0
Other Advisory Accounts			2	$475

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Potential Conflicts of Interest.  The Adviser has adopted policies and procedures designed to address any potential of conflicts of interest that could impact the Funds or any other client.

As part of the Adviser’s fund management services, the Adviser regularly makes decisions about hiring, retaining, and terminating sub-advisers.  It is the Adviser’s policy that these decisions be based solely on the best interests of the client and without regard to any revenue that the Adviser receives, might receive, or has received in the past, directly or indirectly, from investment managers for services provided by the Adviser in any of its business units.

The Adviser has reviewed its business operations to identify any such conflicts of interest.  The Adviser has adopted policies and procedures that are designed to prevent personnel from having internal access to information that otherwise might appear to compromise their objectivity.  The Adviser also has adopted policies and procedures designed to ensure that each client is provided with specific disclosures that are pertinent to that client.

As a matter of policy, any and all asset allocation or investment manager recommendations made to clients, including the Funds, are first presented to the Adviser’s Investment Committee for review, discussion and approval.  The committee is mandated by charter, is chaired by the Adviser’s Chief Investment Officer and the permanent members are the senior members of the Adviser and include the Funds’ President.  The objective of the Committee is to ensure that recommendations for clients are suitable, independent, align with the client’s own investment objectives, fall within a clients own investment guidelines or constraints and are made free from bias and conflicts of interest.

As of August 31, 2010, Messrs. Zhang and St. Aubin did not own any shares of the Target Maturity Funds.

Compensation.  Portfolio managers receive a base salary and a performance-based bonus.  Base salary is fixed and is typically determined based on market factors and the skill and experience of the portfolio manager.  For the performance-based bonus, portfolio managers are evaluated by comparing their performance against specific objectives, such as target benchmarks.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST FOR FUTURE REFERENCE.

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